INCOME TAX - Reconciliation of Statutory Tax Rate to Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statutory Dutch income tax rate reconciled to the company's effective income tax rate
Expected income at Dutch statutory income tax rate of 25.8%	$ (101.7)	$ (87.6)	$ (46.2)
Effect of:
Allocation of expenses from legal entities of disposed businesses		24.6	37.1
Non-deductible share-based compensation	5.2	7.5	2.5
Other expenses not deductible for tax purposes	8.1	18.3	1.4
Non-taxable inter-company dividends distribution	(7.9)	(5.7)
Difference in foreign tax rates	3.6	5.4	0.9
Change in valuation allowance	93.0	38.9	4.1
Other	(0.8)	0.7	1.3
Income tax expense	$ (0.5)	$ 2.1	$ 1.1
Netherlands.
Statutory Dutch income tax rate reconciled to the company's effective income tax rate
Income tax rate (as a percent)	25.80%	25.80%	25.80%